Accrued Expenses - Additional Information (Detail) $ in Thousands		3 Months Ended			9 Months Ended
	Aug. 10, 2018 Employee	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)
Accrued Expenses [Line Items]
Number of eliminated positions | Employee	19
Percentage of eliminated positions	44.00%
Estimated total expenses relating to reduction in workforce					$ 2,800
Severance and retention expense				$ 400	$ 430
Scenario Forecast
Accrued Expenses [Line Items]
Severance and retention expense		$ 2,400	$ 2,400